DEBT (Details) - Term Loan - Term A Loan	Oct. 03, 2016 USD ($)
Debt Instrument [Line Items]
Borrowed from the lender	$ 10,000,000
Variable annual rate (as a percent)	4.50%
Prime interest rate (as a percent)	0.75%